Pacer Developed Markets Cash Cows Growth Leaders ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Australia - 13.4%
Aristocrat Leisure Ltd.	194	$9,114
BHP Group Ltd.	95	2,359
CAR Group Ltd.	157	3,960
Computershare Ltd.	288	6,295
Fortescue Ltd.	126	1,499
Pro Medicus Ltd.	131	22,674
REA Group Ltd.	45	6,987
SEEK Ltd.	138	1,970
Transurban Group	364	3,028
WiseTech Global Ltd.	111	8,544
		66,430

Belgium - 0.5%
Anheuser-Busch InBev SA/NV	47	2,325

Denmark - 2.1%
Genmab AS (a)	10	1,980
Novo Nordisk AS	46	3,884
Pandora AS	24	4,606
		10,470

Finland - 1.6%
Fortum Oyj	535	7,770

France - 2.1%
Dassault Systemes SE	45	1,764
Hermes International SCA	1	2,826
Legrand SA	43	4,411
LVMH Moet Hennessy Louis Vuitton SE	2	1,460
		10,461

Germany - 3.1%
Deutsche Telekom AG	227	7,618
SAP SE	28	7,799
		15,417

Hong Kong - 2.1%
CLP Holdings Ltd.	441	3,664
Galaxy Entertainment Group Ltd.	347	1,481
Power Assets Holdings Ltd.	838	5,415
		10,560

Ireland - 1.1%
Experian PLC	109	5,415

Israel - 6.1%
Check Point Software Technologies Ltd. (a)	35	7,631
CyberArk Software Ltd. (a)	16	5,936
Monday.com Ltd. (a)	27	6,897
Wix.com Ltd. (a)	41	9,794
		30,258

Italy - 0.4%
Moncler SpA	31	1,971

Japan - 28.9%(b)
Capcom Co. Ltd.	179	4,105
Chugai Pharmaceutical Co. Ltd.	175	7,598
Daiichi Sankyo Co. Ltd.	205	5,653
Disco Corp.	8	2,308
FANUC Corp.	105	3,154
Fast Retailing Co. Ltd.	15	4,935
Hoya Corp.	31	4,193
Inpex Corp.	335	4,039
Japan Tobacco, Inc.	161	4,124
Kansai Electric Power Co., Inc.	613	6,782
KDDI Corp.	137	4,581
Keyence Corp.	7	3,035
Konami Group Corp.	106	9,787
LY Corp.	981	2,877
M3, Inc.	123	1,126
Makita Corp.	254	7,561
Murata Manufacturing Co. Ltd.	159	2,532
Nexon Co. Ltd.	361	4,718
Nintendo Co. Ltd.	45	2,968
Obic Co. Ltd.	132	3,957
Ono Pharmaceutical Co. Ltd.	137	1,425
Oriental Land Co. Ltd.	53	1,196
Recruit Holdings Co. Ltd.	243	17,125
Renesas Electronics Corp. (a)	231	3,139
Shimano, Inc.	54	7,629
Shin-Etsu Chemical Co. Ltd.	79	2,484
Shionogi & Co. Ltd.	144	2,126
Sony Group Corp.	275	6,100
Tokyo Electron Ltd.	8	1,352
ZOZO, Inc.	340	11,194
		143,803

Luxembourg - 0.4%
Tenaris SA	114	2,174

Macao - 0.3%
Sands China Ltd. (a)	653	1,559

Netherlands - 4.7%
ASM International NV	8	4,706
BE Semiconductor Industries NV	11	1,423
Koninklijke KPN NV	1,165	4,219
Prosus NV	229	8,785
Wolters Kluwer NV	24	4,376
		23,509

New Zealand - 1.4%
Xero Ltd. (a)	63	7,178

Singapore - 2.7%
Singapore Airlines Ltd.	577	2,700
Singapore Telecommunications Ltd.	4,368	10,703
		13,403

Spain - 3.5%
Aena SME SA (c)	18	3,892
Amadeus IT Holding SA	80	5,892
Industria de Diseno Textil SA	138	7,547
		17,331

Sweden - 5.0%
Atlas Copco AB - Class A	201	3,376
Evolution AB (c)	16	1,232
Hexagon AB - Class B	193	2,256
Tele2 AB - Class B	876	9,745
Telia Co. AB	2,759	8,119
		24,728

Switzerland - 8.8%
Cie Financiere Richemont SA	18	3,500
Geberit AG	7	3,926
Givaudan SA	1	4,378
Logitech International SA	36	3,616
Novartis AG	54	5,667
Roche Holding AG	26	8,165
Sonova Holding AG	14	4,907
Swisscom AG	7	3,947
Temenos AG	31	2,653
VAT Group AG (c)	7	2,716
		43,475

United Kingdom - 11.4%
AstraZeneca PLC	64	9,002
Auto Trader Group PLC (c)	578	5,664
British American Tobacco PLC	205	8,126
GSK PLC	147	2,561
Halma PLC	189	7,131
Informa PLC	349	3,749
Next PLC	63	7,774
Reckitt Benckiser Group PLC	34	2,247
RELX PLC	79	3,943
Sage Group PLC	133	2,223
Vodafone Group PLC	4,877	4,153
		56,573
TOTAL COMMON STOCKS (Cost $478,056)		494,810

PREFERRED STOCKS - 0.3%
Germany - 0.3%
Porsche Automobil Holding SE, 0.00%	39	1,546
TOTAL PREFERRED STOCKS (Cost $2,078)		1,546

TOTAL INVESTMENTS - 99.9% (Cost $480,134)		496,356
Other Assets in Excess of Liabilities - 0.1%		727
TOTAL NET ASSETS - 100.0%		$497,083
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2025, the value of these securities total $13,504 or 2.7% of the Fund’s net assets.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Pacer Developed Markets Cash Cows Growth Leaders ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$494,810	$–	$–	$494,810
Preferred Stocks	1,546	–	–	1,546
Total Investments	$496,356	$–	$–	$496,356

Refer to the Schedule of Investments for further disaggregation of investment categories.

Sector Classification as of January 31, 2025
(% of Net Assets)
Communication Services	$99,870	20.1%
Information Technology	95,874	19.2
Consumer Discretionary	90,347	18.1
Health Care	80,961	16.3
Industrials	71,918	14.6
Utilities	23,631	4.8
Consumer Staples	16,822	3.4
Materials	10,720	2.2
Energy	6,213	1.2
Other Assets in Excess of Liabilities	727	0.1
	497,083	100.0%